December 30, 2016

Via EDGAR

Securities and Exchange Commission

Re:	Principal Variable Contracts Funds, Inc.
File Nos. 002-35570, 811-01944
Interactive data files for previous 497 filing

Principal Variable Contracts Funds, Inc. (the “Registrant”) is incorporating by reference the supplement filed on December 16, 2016 (SEC Accession No. 0000012601-16-000522).

Pursuant to Rule 497 under the Securities Act of 1933, as amended, the Registrant is filing interactive data files that relate to Form N-1A items 2-4 in the supplement that the Registrant is incorporating by reference.

Exhibit No.    Exhibits

Ex-101.INS    XBRL Instance Document

Ex-101.SCH    XBRL Taxonomy Extension Schema Document

Ex-101.CAL    XBRL Taxonomy Extension Calculations Linkbase Document

Ex-101.DEF    XBRL Taxonomy Extension Definition Linkbase Document

Ex-101.LAB    XBRL Taxonomy Extension Label Linkbase Document

Ex-101.PRE    XBRL Taxonomy Extension Presentation Linkbase Document